Borrowings (Details)				1 Months Ended				12 Months Ended
		Jan. 07, 2026 USD ($)	Jan. 17, 2024	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Jan. 31, 2024 USD ($) ¥ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 07, 2029 USD ($)	Oct. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)
Borrowings [Line Items]
Number of banks				4											4
Principal amount										$ 20,600,000							¥ 150,000,000
Interest rates percentage								5.10%						5.10%
Net book value								$ 84,623,119		23,363,352
Net book value (in Yuan Renminbi)								6,164,781
Convertible debt	[1]							2,736,055
Secured debt								19,600,000						¥ 19,600,000
Unconverted amount of debt								2,800,000						20,400,000
Loan amount								9,663,775		19,747,892	$ 106,062
Lines of credit								31,900,000
Amount guaranteed								200,000
Forecast [Member]
Borrowings [Line Items]
Pledge amount													$ 2,800,000
Syndicated Bank Loan Agreement [Member]
Borrowings [Line Items]
Principal amount				$ 36,300,000											¥ 260,000,000
Term of loan				57 years
Syndicated Loan [Member]
Borrowings [Line Items]
Principal amount								100,000
Incurred debt issuance cost								1,000,000						7,300,000
Puyang Hongbo Fanxiang Entrepreneurs Service Co., Ltd [Member]
Borrowings [Line Items]
Convertible debt							$ 5,500,000											¥ 40,000,000
Conversion price per share (in Yuan Renminbi per share) | ¥ / shares							$ 1
Percentage of interest							8.00%
Maturity term			36 months
Net Plastic New Materia [Member]
Borrowings [Line Items]
Percentage of interest			8.00%
Puyang Hongbo [Member]
Borrowings [Line Items]
Convertible debt					$ 2,700,000											¥ 19,600,000
Remaining unconverted amount					$ 2,800,000	¥ 20,400,000
Maturity date					Jan. 17, 2027	Jan. 17, 2027
Third Parties [Member]
Borrowings [Line Items]
Principal amount								20,600,000						150,000,000
Short-Term and Long-Term Loans [Member]
Borrowings [Line Items]
Interest expense								816,201		413,419	$ 384,543
Land Use Right [Member]
Borrowings [Line Items]
Net book value (in Yuan Renminbi)								6,164,781						44,200,000
Land Use Right [Member] | Syndicated Loan [Member]
Borrowings [Line Items]
Net book value (in Yuan Renminbi) | ¥														¥ 626,400,000
Syndicated Loan [Member]
Borrowings [Line Items]
Lines of credit								7,400,000
Syndicated Loan [Member] | Senior Executives [Member]
Borrowings [Line Items]
Lines of credit								28,900,000
Line of Credit [Member]
Borrowings [Line Items]
Pledge amount								2,800,000
Third party C and E [Member]
Borrowings [Line Items]
Loan amount								6,002,568	¥ 43,000,000
Pledged Construction in Progress [Member]
Borrowings [Line Items]
Net book value								81,275,455									¥ 582,200,000
Pledged Construction in Progress [Member] | Syndicated Loan [Member]
Borrowings [Line Items]
Net book value								87,400,000
Unused lines of Credit [Member]
Borrowings [Line Items]
Lines of credit												$ 2,100,000
Unused lines of credit								$ 16,500,000
Unused lines of Credit [Member] | Forecast [Member]
Borrowings [Line Items]
Unused lines of credit		$ 7,000,000
Line of credit expire date		Jan. 07, 2026
Unused lines of Credit [Member] | Line of Credit [Member] | Forecast [Member]
Borrowings [Line Items]
Unused lines of credit													$ 9,100,000
Minimum [Member]
Borrowings [Line Items]
Interest rates percentage								1.50%						1.50%
Minimum [Member] | Short-Term Financing [Member]
Borrowings [Line Items]
Percentage of interest								6.84%	6.84%
Minimum [Member] | Henan Net Plastic New Material Technology Co., Ltd [Member]
Borrowings [Line Items]
Percentage of equity interest					3.44%											3.44%
Maximum [Member]
Borrowings [Line Items]
Interest rates percentage								5.00%						5.00%
Maximum [Member] | Short-Term Financing [Member]
Borrowings [Line Items]
Percentage of interest								11.00%	11.00%
Maximum [Member] | Henan Net Plastic New Material Technology Co., Ltd [Member]
Borrowings [Line Items]
Percentage of equity interest					54.07%											54.07%

[1]	As disclosed in Note 10, in January 2025, Puyang Hongbo elected to convert approximately $2.7 million (RMB 19.6 million) of its debt into equity of Net Plastic New Material. The share conversion had not been completed as of the date of the issuance of the financial statements.